Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Common stock	Treasury shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss
Beginning balance (in shares) at Dec. 31, 2017		59,320,214
Beginning balance at Dec. 31, 2017	$ 95,305	$ 83,770	$ (3,773)	$ 102,529	$ (81,901)	$ (5,320)
Increase (Decrease) in Stockholders' Equity
Net income	26,754				26,754
Other comprehensive loss, net of tax	(2,486)					(2,486)
Distributions from additional paid-in capital - $0.20 per share	(11,864)			(11,864)
Share based compensation	3,100			3,100
Ending balance (in shares) at Mar. 31, 2018		59,320,214
Ending balance at Mar. 31, 2018	$ 110,809	$ 83,770	(3,773)	93,765	(55,147)	(7,806)
Beginning balance (in shares) at Dec. 31, 2018	59,518,498	59,518,498
Beginning balance at Dec. 31, 2018	$ 158,896	$ 84,254	(8,683)	63,544	39,409	(19,628)
Increase (Decrease) in Stockholders' Equity
Net income	18,954				18,954
Other comprehensive loss, net of tax	(709)					(709)
Dividends paid - $0.20 per share	(11,904)				(11,904)
Share based compensation	$ 3,553			3,553
Ending balance (in shares) at Mar. 31, 2019	59,518,498	59,518,498
Ending balance at Mar. 31, 2019	$ 168,790	$ 84,254	$ (8,683)	$ 67,097	$ 46,459	$ (20,337)